15. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Tables)	6 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Allowance for Credit Losses on Financing Receivables
	June 30,	December 31,
	2013	2012
	(unaudited)

Balance at the beginning of the period	$12,337	$5,544
Provision during the period	7,853	14,550
Bad debts written off	(3,532)	(7,757)
Balance at the end of the period	$16,658	$12,337

Carrying amount of the performing and non-performing finance receivables

The carrying amount of the performing and non-performing finance receivables as of June 30, 2013 and December 31, 2012 was as follows:

June 30, 2013	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$248,872	$—	$248,872
Accounts receivable	4,050	30,459	34,509
	$252,922	$30,459	$283,381

December 31, 2012	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$234,952	$—	$234,952
Accounts receivable	3,025	29,931	32,956
	$237,977	$29,931	$267,908

Impaired Financing Receivables

The carrying amount of the impaired finance receivables as of June 30, 2013 and December 31, 2012 was as follows:

June 30, 2013	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$862	$249	$613
Accounts receivable	38,369	16,409	21,960
	$39,231	$16,658	$22,573

December 31, 2012	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$5,084	$296	$4,788
Accounts receivable	29,716	12,041	17,675
	$34,800	$12,337	$22,463

Age analysis of overdue receivables

The analysis of the age of the carrying amount of the overdue receivables as of June 30, 2013 and December 31, 2012 was as follows:

	June 30,	December 31,
	2013	2012

Less than 90 days	$16,223	$19,103
Over 90 days	30,645	22,869
	46,868	41,972
Less: allowance for credit losses	(16,409)	(12,041)
Total	$30,459	$29,931